Putnam Investments One Post Office Square Boston, MA 02109 March 31, 2006

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Re: The George Putnam fund of Boston (Reg. No. 2-10816) (811-00058)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, a supplement dated March 31, 2006 to the Prospectuses of the Fund dated November 30, 2005.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext. 7015.

Very truly yours,

Marina Galbiati

cc: Laurenda Ross Ropes & Gray LLP